Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Components of net periodic benefit cost
Service cost	$ 215	$ 202	$ 644	$ 605	$ 809	$ 702
Interest cost	2,172	2,166	6,486	6,498	8,681	8,995
Expected return on plan assets	(1,180)	(1,042)	(3,515)	(3,125)	(4,178)	(4,270)
Recognized net actuarial loss	1,774	2,451	5,319	7,353	9,928	5,163
Total net periodic benefit cost	2,981	3,777	8,934	11,331	$ 15,240	$ 10,590
Other Benefits
Components of net periodic benefit cost
Service cost	193	176	577	527
Interest cost	210	198	631	594
Prior service credit	(107)	(107)	(321)	(322)
Recognized net actuarial loss		34		103
Total net periodic benefit cost	$ 296	$ 301	$ 887	$ 902